Convertible notes and notes payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Convertible Note and Notes Payable

The following convertible notes and notes payable were outstanding at September 30, 2018:

								Related Party		Non Related Party
Issuance Date	Maturity Date	Interest Rate	In Default	Original Principal	Principal at September 30, 2018	Debt Discount at September 30, 2018	Carrying Amount at September 30, 2018	Current	Long-Term	Current	Long-Term
12/12/2006	1/5/2013	6.25%	Yes	58,670	8,392	—	8,392	—	—	8,392	—
12/1/2007	9/1/2015	7.00%	Yes	125,000	85,821	—	85,821	—	—	85,821	—
9/25/2009	10/25/2011	5.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
12/23/2009	12/23/2014	7.00%	Yes	100,000	94,480	—	94,480	—	—	94,480	—
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,619	—	23,619	—	—	23,619	—
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,620	—	23,620	—	—	23,620	—
02/03/12	12/31/18	10.00%	No	1,000,000	1,000,000	—	1,000,000	1,000,000	—	—	—
08/15/13	10/31/23	10.00%	No	525,000	158,334	—	158,334	—	—	—	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	—	130,000	130,000	—	—	—
04/01/14	12/31/18	10.00%	No	2,265,000	1,102,500	—	1,102,500	1,102,500	—	—	—
12/22/14	03/31/15	12.00%	Yes	200,000	200,000	—	200,000	—	—	200,000	—
12/26/14	12/26/15	12.00%	Yes	100,000	100,000	—	100,000	—	—	100,000	—
3/12/2015	(1)	6.00%	No	394,380	394,380	—	394,380	394,380	—	—	—
4/7/15	04/17/18	10.00%	No	50,000	50,000	—	50,000	—	—	50,000	—
11/23/2015	(1)	6.00%	No	50,000	50,000	26,667	23,333	23,333	—	—	—
2/25/2016	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
5/20/2016	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
10/20/2016	(1)	6.00%	No	50,000	12,500	—	12,500	12,500	—	—	—
10/20/2016	(1)	6.00%	No	12,500	12,500	6,667	5,833	5,833	—	—	—
12/21/2016	(1)	6.00%	No	25,000	25,000	13,333	11,667	11,667	—	—	—
3/9/2017	(1)	10.00%	No	200,000	177,000	—	177,000	177,000	—	—	—
7/13/2017	7/13/2019	6.00%	No	25,000	25,000	—	25,000		—	25,000
7/18/2017	7/18/2019	6.00%	No	25,000	25,000	—	25,000		—	25,000
7/26/2017	7/26/2019	6.00%	No	15,000	15,000	—	15,000		—	15,000
7/27/2017	7/27/2019	6.00%	No	15,000	15,000	—	15,000		—	15,000
12/20/2017	(2)	10.00%	Yes**	979,156	979,156	46,735	932,421		—	932,421
11/6/2017	(3)	10.00%	No	646,568	612,193	—	612,193	612,193	—	—	—
2/19/2018	(4)	8.00%	Yes**	464,032	464,032	364,709	99,323		—	99,323	—
5/24/2018	12/24/2018	12.00%	No	281,250	281,250	69,146	212,104		—	212,104	—
9/19/2018	9/28/2021	6.00%	No	10,000	10,000	—	10,000				10,000
Totals					$6,224,777	$527,257	$5,697,520	$3,569,406	$—	$1,959,780	$168,334

(1)	Maturity date is 90 days after demand.

(2)	Note payables were issued on various dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.

(3)	Principal and accrued interest will be due and payable at the earliest of A). resolution of Memphis litigation; B). December 31, 2018 , or C). when OTE is able to pay.

(4)	Note payables were issued on various dates between February and May 2018 and are due in 6 months from issuance date.

**	Partially in default as of September 30, 2018

The following convertible notes and notes payable were outstanding at December 31, 2017:

								Related Party		Non Related Party
Issuance Date	Maturity Date	Interest Rate	In Default	Original Principal	Principal at December 31, 2017	Debt Discount at December 31, 2017	Carrying Amount at December 31, 2017	Current	Long-Term	Current	Long-Term
12/12/2006	1/5/2013	6.25%	Yes	58,670	12,272	—	12,272	—	—	12,272	—
12/1/2007	9/1/2015	7.00%	Yes	125,000	85,821	—	85,821	—	—	85,821	—
9/25/2009	10/25/2011	5.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
12/23/2009	12/23/2014	7.00%	Yes	100,000	94,480	—	94,480	—	—	94,480	—
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,619	—	23,619	—	—	23,619	—
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,620	—	23,620	—	—	23,620	—
02/03/12	12/31/18	10.00%	No	1,000,000	1,000,000	—	1,000,000	1,000,000	—	—	—
08/15/13	10/31/23	10.00%	No	525,000	158,334	—	158,334	—		—	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	—	130,000	130,000	—	—	—
04/01/14	12/31/18	10.00%	No	2,265,000	1,137,500	—	1,137,500	1,137,500	—	—	—
12/22/14	03/31/15	12.00%	Yes	200,000	200,000	—	200,000	—	—	200,000	—
12/26/14	12/26/15	12.00%	Yes	100,000	100,000	—	100,000	—	—	100,000	—
3/12/2015	(1)	6.00%	No	394,380	394,380	—	394,380	394,380	—	—	—
4/7/15	04/17/18	10.00%	No	50,000	50,000	—	50,000	—	—	50,000
11/23/2015	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
2/25/2016	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
5/20/2016	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
10/20/2016	(1)	6.00%	No	50,000	12,500	—	12,500	12,500	—	—	—
10/20/2016	(1)	6.00%	No	12,500	12,500	—	12,500	12,500	—	—	—
12/21/2016	(1)	6.00%	No	25,000	25,000	—	25,000	25,000	—	—	—
3/9/2017	(1)	10.00%	No	200,000	177,000	—	177,000	177,000	—	—	—
7/13/2017	7/13/2019	6.00%	No	25,000	25,000	—	25,000	—	—	—	25,000
7/18/2017	7/18/2019	6.00%	No	25,000	25,000	—	25,000	—	—	—	25,000
7/26/2017	7/26/2019	6.00%	No	15,000	15,000	—	15,000	—	—	—	15,000
7/27/2017	7/27/2019	6.00%	No	15,000	15,000	—	15,000	—	—	—	15,000
12/20/2017	(2)	10.00%	No	490,000	490,000	41,044	448,956	—	—	—	448,956
11/6/2017	(3)	10.00%	No	646,568	641,568	—	641,568	641,568	—	—	—
Totals					$5,048,594	$41,044	$5,007,550	$3,680,448	$—	$639,812	$687,290

(1)	Maturity date is 90 days after demand.

(2)	Note payables were issued on various dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.

(3)	Principal and accrued interest will be due and payable at the earliest of A). resolution of Memphis litigation; B). December 31, 2018 , or C). when OTE is able to pay.

The following convertible note and notes payable were outstanding at December 31, 2017:

								Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	In Default	Original Principal	Principal at December 31, 2017	Discount at December 31 2017	Carrying Amount at December 31, 2017	Current	Long-Term	Current	Long-Term
12/12/2006	1/5/2013	6.25%	Yes	58,670	12,272	-	12,272	-	-	12,272
12/1/2007	9/1/2015	7.00%	Yes	125,000	85,821	-	85,821	-	-	85,821	-
9/25/2009	10/25/2011	5.00%	Yes	50,000	50,000	-	50,000	-	-	50,000	-
12/23/2009	12/23/2014	7.00%	Yes	100,000	94,480	-	94,480	-	-	94,480	-
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,619	-	23,619	-	-	23,619	-
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,620	-	23,620	-	-	23,620	-
02/03/12	12/31/18	10.00%	No	1,000,000	1,000,000	-	1,000,000	1,000,000	-	-	-
08/15/13	10/31/23	10.00%	No	525,000	158,334	-	158,334	-		-	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	-	130,000	130,000	-	-	-
04/01/14	12/31/18	10.00%	No	2,265,000	1,137,500	-	1,137,500	1,137,500	-	-	-
12/22/14	03/31/15	12.00%	Yes	200,000	200,000	-	200,000	-	-	200,000	-
12/26/14	12/26/15	12.00%	Yes	100,000	100,000	-	100,000	-	-	100,000	-
3/12/2015	90 days after demand	6.00%	No	394,380	394,380	-	394,380	394,380	-	-	-
4/7/15	04/17/18	10.00%	No	50,000	50,000	-	50,000	-	-	50,000
11/23/2015	90 days after demand	6.00%	No	50,000	50,000	-	50,000	50,000	-	-	-
2/25/2016	90 days after demand	6.00%	No	50,000	50,000	-	50,000	50,000	-	-	-
5/20/2016	90 days after demand	6.00%	No	50,000	50,000	-	50,000	50,000	-	-	-
10/20/2016	90 days after demand	6.00%	No	50,000	12,500	-	12,500	12,500	-	-	-
10/20/2016	90 days after demand	6.00%	No	12,500	12,500	-	12,500	12,500	-	-	-
12/21/2016	90 days after demand	6.00%	No	25,000	25,000	-	25,000	25,000	-	-	-
3/9/2017	90 days after demand	10.00%	No	200,000	177,000	-	177,000	177,000	-	-	-
7/13/2017	7/13/2019	6.00%	No	25,000	25,000	-	25,000	-	-	-	25,000
7/18/2017	7/18/2019	6.00%	No	25,000	25,000	-	25,000	-	-	-	25,000
7/26/2017	7/26/2019	6.00%	No	15,000	15,000	-	15,000	-	-	-	15,000
7/27/2017	7/27/2019	6.00%	No	15,000	15,000	-	15,000	-	-	-	15,000
12/20/2017	7/30/2019	10.00%	No	50,000	50,000	4,340	45,660	-	-	-	45,660
12/20/2017	7/30/2019	10.00%	No	10,000	10,000	620	9,380	-	-	-	9,380
12/21/2017	7/30/2019	10.00%	No	50,000	50,000	4,284	45,716	-	-	-	45,716
12/27/2017	7/30/2019	10.00%	No	10,000	10,000	600	9,400	-	-	-	9,400
12/27/2017	7/30/2019	10.00%	No	10,000	10,000	600	9,400	-	-	-	9,400
12/28/2017	7/30/2019	10.00%	No	250,000	250,000	21,000	229,000	-	-	-	229,000
12/29/2017	7/30/2019	10.00%	No	100,000	100,000	8,960	91,040	-	-	-	91,040
12/29/2017	7/30/2019	10.00%	No	10,000	10,000	640	9,360	-	-	-	9,360
11/6/2017	* See note below	10.00%	No	646,568	641,568	-	641,568	641,568	-	-	-

Totals					$5,048,594	$41,044	$5,007,550	$3,680,448	$-	$639,812	$687,290

	* Note - Principle and accrued interest will be due and payable at the earliest of A). resolution of Memphis litigation (see note 9); B). June 30, 2018, or C). when OTE is able to pay

The following convertible notes and notes payable were outstanding at December 31, 2016:

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at December 31, 2016	Discount at December 31, 2016	Carrying Amount at December 31, 2016	Current	Long-Term	Current	Long-Term
02/03/12	02/03/18	10.00%	1,000,000	1,000,000	-	1,000,000	-	1,000,000	-	-
08/15/13	10/31/23	10.00%	525,000	525,000	44,089	480,911	-	45,644	-	435,267
12/31/13	12/31/15	8.00%	290,000	130,000	-	130,000	130,000	-	-	-
04/01/14	12/31/17	10.00%	2,265,000	1,756,000	-	1,756,000	1,756,000	-	-	-
04/16/14	04/30/19	9.86%	6,000	6,000	-	6,000	-	-	-	6,000
05/09/14	04/30/19	9.86%	50,400	50,400	-	50,400	-	-	-	50,400
05/28/14	04/30/19	9.86%	25,200	25,200	-	25,200	-	-	-	25,200
07/21/14	12/31/19	9.86%	78,000	78,000	-	78,000	-	-	-	78,000
08/18/14	12/31/19	7.86%	7,200	7,200	-	7,200	-	-	-	7,200
12/22/14	03/31/15	12.00%	200,000	200,000	-	200,000	-	-	200,000	-
12/26/14	12/26/15	12.00%	100,000	100,000	-	100,000	-	-	100,000	-
04/07/15	04/17/17	10.00%	50,000	50,000	871	49,129	-	-	49,129	-
Totals			$4,596,800	$3,927,800	$44,960	$3,882,840	$1,886,000	$1,045,644	$349,129	$602,067